Results from discontinued operations	12 Months Ended
Jun. 30, 2020
Results from Discontinued Operations [Abstract]
Results from discontinued operations
33.	Results from discontinued operations

The results of Gav-Yam, Shufersal, Israir and IDB Tourism operations have been reclassified in the Statements of Income under discontinued operations.

	June 30, 2020	June 30, 2019	June 30, 2018
Revenues	21,921	26,148	175,194
Costs	(17,950)	(17,336)	(127,564)
Gross profit	3,971	8,812	47,630
Net gain from fair value adjustment of investment properties	-	3,990	5,529
General and administrative expenses	(1,198)	(1,212)	(3,299)
Selling expenses	(977)	(1,049)	(32,990)
Other operating results, net	17,554	250	24,894
Profit from operations	19,350	10,791	41,764
Share of profit of associates and joint ventures	150	289	320
Profit before financial results and income tax	19,500	11,080	42,084
Finance income	191	460	466
Finance cost	(1,720)	(2,651)	(2,901)
Other financial results	115	(24)	(102)
Financial results, net	(1,414)	(2,215)	(2,537)
Profit before income tax	18,086	8,865	39,547
Income tax	(1)	(1,725)	(3,106)
Profit from discontinued operations	18,085	7,140	36,441

(Loss) / profit for the period from discontinued operations attributable to:
Equity holders of the parent	10,107	2,466	24,470
Non-controlling interest	7,978	4,674	11,971
Profit per share from discontinued operations attributable to equity holders of the parent:
Basic	17.58	4.29	42.52
Diluted	17.44	4.26	42.29

(i) Includes the remediation, at fair value, of the residual holding in Gav-Yam.

As of June 30, 2020 and 2019, Ps. 2,239 and Ps 5,521 of the total profits from discontinued operations Ps 18,398 and Ps. 3,395 of the total profits from discontinued operations correspond to Gav-Yam.